Insurance Contracts - Summary of Movements in Liabilities of Long-Term Insurance Contracts (Parenthetical) (Detail) - Long-term insurance contracts [member] - Gross [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Morbidity Rates [member]
Disclosure of types of insurance contracts [Line Items]
Contract liabilities	¥ 1,718	¥ 464
Other than morbidity rates [member]
Disclosure of types of insurance contracts [Line Items]
Contract liabilities	¥ 706	¥ 10